Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accounts receivable	1,114,037	1,455,993
Allowance for expected credit losses	(308,071)	(394,045)
Accounts receivable, net	805,966	1,061,948

Movements of allowance for expected credit losses were as follows:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Balance, beginning of the year/period	326,813	308,071
(Reversal) addition	(18,202)	88,587
Exchange realignment	(540)	(2,613)
Balance, end of year/period	308,071	394,045

Accounts receivable, net as of December 31, 2025 and June 30, 2026 are aged within two years.